Investment Properties (Details) - Schedule of Investment Properties - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [line items]
Opening balance		R$ 1,252,712	R$ 1,004,380
Acquisitions		103,969	388,869
Disposals			(78,962)
Write-offs		(48,733)
Transfers	[1]	337	(9,707)
(-) Depreciation / amortization		R$ (29,627)	(20,879)
Translation gains(losses)			(30,989)
Effect from conversion (in Shares)		54,882
Net book balance		R$ 1,333,540	1,252,712
At June 30, 2024
Total cost		1,462,583	1,360,093
Accumulated depreciation		(129,043)	(107,381)
Land – Farms [Member]
Disclosure of detailed information about investment property [line items]
Opening balance		929,513	741,380
Acquisitions		1,600	272,154
Disposals			(59,400)
Write-offs		(33,773)
Transfers	[1]
(-) Depreciation / amortization
Translation gains(losses)			(24,621)
Effect from conversion (in Shares)		41,747
Net book balance		R$ 939,087	929,513
At June 30, 2024
Total cost		939,087	929,513
Accumulated depreciation
Buildings and improvements [Member]
Disclosure of detailed information about investment property [line items]
Opening balance		64,134	72,371
Acquisitions		1,198	299
Disposals			(5,541)
Write-offs		(205)
Transfers	[1]	41,495	2,842
(-) Depreciation / amortization		R$ (4,139)	(3,673)
Translation gains(losses)			(2,164)
Effect from conversion (in Shares)		3,890
Net book balance		R$ 106,373	R$ 64,134
At June 30, 2023
Annual depreciation rates (weighted average) - %			3.00%
At June 30, 2024
Total cost		124,085	R$ 77,161
Accumulated depreciation		(17,712)	(13,027)
Opening of area [Member]
Disclosure of detailed information about investment property [line items]
Opening balance		157,792	133,324	[1]
Acquisitions		1,314	6,130	[1]
Disposals	[1]		(14,018)
Write-offs	[1]	(12,321)
Transfers	[1]	101,551	54,136
(-) Depreciation / amortization	[1]	R$ (25,488)	(17,206)
Translation gains(losses)	[1]		(4,574)
Effect from conversion (in Shares)	[1]	8,172
Net book balance	[1]	R$ 231,020	R$ 157,792
At June 30, 2023
Annual depreciation rates (weighted average) - %	[1]		5.00%
At June 30, 2024
Total cost	[1]	342,351	R$ 252,146
Accumulated depreciation	[1]	(111,331)	(94,354)
Total in operation [Member]
Disclosure of detailed information about investment property [line items]
Opening balance		1,151,439	947,075
Acquisitions		4,112	278,583
Disposals			(78,959)
Write-offs		(46,299)
Transfers	[1]	143,046	56,978
(-) Depreciation / amortization		R$ (29,627)	(20,879)
Translation gains(losses)			(31,359)
Effect from conversion (in Shares)		53,809
Net book balance		R$ 1,276,480	1,151,439
At June 30, 2024
Total cost		1,405,523	1,258,820
Accumulated depreciation		(129,043)	(107,381)
Construction in progress [Member]
Disclosure of detailed information about investment property [line items]
Opening balance		101,273	57,305
Acquisitions		99,857	110,286
Disposals			(3)
Write-offs		(2,434)
Transfers	[1]	(142,709)	(66,685)
(-) Depreciation / amortization
Translation gains(losses)			370
Effect from conversion (in Shares)		1,073
Net book balance		R$ 57,060	101,273
At June 30, 2024
Total cost		57,060	101,273
Accumulated depreciation

[1]	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).